SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation and estimated useful lives of property, plant and equipment

Estimated Useful
Life (in years)
Real Estate	50
Fixed Network and Transportation	5 – 10
Mobile Network Access	3 – 7
Tower and Pole	10 – 20
Switching Equipment	5 – 7
Computer Equipment	3 – 5
Vehicles	5
Goods lent to customers at no cost	2 – 4
Power Equipment and Installations	2 – 12
Machinery, diverse equipment and tools	5 – 10

Schedule of assumptions used in determining expense and benefit obligations

	2018	2017
Discount Rate (1)	6.4% - 15.2%	4.6% - 9.2%
Projected increase rate in compensation	10.0% - 31.2%	8.0% -16.3%
(1)Represents estimates of real interest rate rather than nominal rate.